Quarterly Report
February 28, 2023
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.0%
CACI International, Inc., “A” (a)	11,683	$3,423,119
Textron, Inc.	79,966	5,799,934
		$9,223,053
Airlines – 1.1%
Southwest Airlines Co. (a)	35,086	$1,178,188
United Airlines Holdings, Inc. (a)	73,264	3,806,797
		$4,984,985
Automotive – 2.4%
Aptiv PLC (a)	19,769	$2,298,739
Lear Corp.	29,113	4,065,630
LKQ Corp.	33,574	1,923,455
Visteon Corp. (a)	16,366	2,733,777
		$11,021,601
Biotechnology – 1.9%
Beam Therapeutics, Inc. (a)	9,828	$395,479
Biogen, Inc. (a)	22,753	6,140,124
Exelixis, Inc. (a)	143,349	2,448,401
		$8,984,004
Broadcasting – 1.3%
Fox Corp.	31,304	$1,009,554
Omnicom Group, Inc.	57,023	5,164,573
		$6,174,127
Brokerage & Asset Managers – 1.4%
Raymond James Financial, Inc.	61,223	$6,640,247
Business Services – 4.2%
Amdocs Ltd.	32,527	$2,979,798
CoStar Group, Inc. (a)	28,890	2,041,367
Dropbox, Inc. (a)	201,684	4,114,354
GoDaddy, Inc. (a)	82,172	6,221,242
WEX, Inc. (a)	22,327	4,304,869
		$19,661,630
Chemicals – 0.9%
Avient Corp.	83,373	$3,637,564
CF Industries Holdings, Inc.	5,324	457,278
		$4,094,842
Computer Software – 3.9%
Atlassian Corp. (a)	9,243	$1,518,902
Cadence Design Systems, Inc. (a)	47,886	9,239,125
CrowdStrike Holdings, Inc. (a)	41,345	4,989,928
Dun & Bradstreet Holdings, Inc.	32,750	393,327
Paylocity Holding Corp. (a)	11,398	2,195,369
		$18,336,651
Computer Software - Systems – 2.6%
Box, Inc., “A” (a)	75,414	$2,515,057
Dell Technologies, Inc.	73,355	2,981,147
Verint Systems, Inc. (a)	12,254	458,055
Western Digital Corp. (a)	17,579	676,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	11,720	$3,518,930
Zillow Group, Inc. (a)	41,274	1,733,508
		$11,883,137
Construction – 2.2%
Beacon Roofing Supply, Inc. (a)	59,458	$3,864,770
Eagle Materials, Inc.	22,360	3,137,555
GMS, Inc. (a)	7,801	473,599
Masco Corp.	3,711	194,568
Toll Brothers, Inc.	25,965	1,556,342
Vulcan Materials Co.	5,083	919,565
		$10,146,399
Consumer Services – 1.6%
Expedia Group, Inc. (a)	57,245	$6,237,988
TripAdvisor, Inc. (a)	65,660	1,416,286
		$7,654,274
Electrical Equipment – 1.4%
AMETEK, Inc.	18,943	$2,681,571
nVent Electric PLC	43,797	2,007,654
Sensata Technologies Holding PLC	34,070	1,723,261
		$6,412,486
Electronics – 4.6%
Advanced Energy Industries, Inc.	2,577	$239,867
Amkor Technology, Inc.	118,987	3,065,105
Cirrus Logic, Inc. (a)	24,071	2,473,295
Corning, Inc.	175,163	5,946,784
Lam Research Corp.	7,290	3,543,013
Monolithic Power Systems, Inc.	2,958	1,432,530
Silicon Laboratories, Inc. (a)	25,626	4,575,010
		$21,275,604
Energy - Independent – 1.6%
Valero Energy Corp.	57,954	$7,634,280
Energy - Renewables – 0.4%
Enphase Energy, Inc. (a)	7,574	$1,594,554
Engineering - Construction – 0.2%
EMCOR Group, Inc.	6,030	$1,008,337
Entertainment – 0.7%
Live Nation Entertainment, Inc. (a)	45,219	$3,258,481
Food & Beverages – 1.4%
Archer Daniels Midland Co.	72,344	$5,758,582
Tyson Foods, Inc., “A”	11,190	662,896
		$6,421,478
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	171,452	$3,408,466
Gaming & Lodging – 2.2%
Hyatt Hotels Corp. (a)	7,979	$927,479
International Game Technology PLC	205,516	5,458,505
Marriott International, Inc., “A”	13,952	2,361,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Penn Entertainment, Inc. (a)	52,153	$1,592,231
		$10,339,451
General Merchandise – 0.7%
Dillards, Inc., “A”	9,355	$3,334,216
Insurance – 9.4%
Ameriprise Financial, Inc.	26,498	$9,085,369
Equitable Holdings, Inc.	204,913	6,438,366
Everest Re Group Ltd.	24,802	9,523,224
Hartford Financial Services Group, Inc.	98,975	7,747,763
Lincoln National Corp.	14,421	457,434
Reinsurance Group of America, Inc.	43,161	6,235,470
Voya Financial, Inc.	57,008	4,246,526
		$43,734,152
Internet – 1.7%
Gartner, Inc. (a)	24,221	$7,939,886
Leisure & Toys – 3.6%
Brunswick Corp.	61,667	$5,390,929
Electronic Arts, Inc.	33,307	3,695,079
Polaris, Inc.	37,720	4,290,650
Roblox Corp., “A” (a)	93,122	3,411,990
		$16,788,648
Machinery & Tools – 4.0%
AGCO Corp.	16,993	$2,392,784
Ingersoll Rand, Inc.	49,662	2,883,873
Kennametal, Inc.	37,964	1,075,520
Mueller Industries, Inc.	8,933	660,774
Timken Co.	80,713	6,896,926
Wabtec Corp.	36,801	3,839,448
Zurn Elkay Water Solutions Corp.	47,887	1,101,401
		$18,850,726
Major Banks – 0.3%
Regions Financial Corp.	33,683	$785,488
State Street Corp.	7,222	640,447
		$1,425,935
Medical & Health Technology & Services – 3.8%
IQVIA Holdings, Inc. (a)	5,341	$1,113,438
McKesson Corp.	19,230	6,726,846
Medpace Holdings, Inc. (a)	25,213	4,888,297
Syneos Health, Inc. (a)	67,491	2,714,488
Veeva Systems, Inc. (a)	12,816	2,123,099
		$17,566,168
Medical Equipment – 2.8%
Agilent Technologies, Inc.	2,372	$336,753
Align Technology, Inc. (a)	10,688	3,307,936
Hologic, Inc. (a)	95,290	7,588,895
Maravai Lifesciences Holdings, Inc., “A” (a)	116,308	1,715,543
		$12,949,127

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.2%
Reliance Steel & Aluminum Co.	11,866	$2,940,870
United States Steel Corp.	89,589	2,744,111
		$5,684,981
Natural Gas - Distribution – 1.2%
UGI Corp.	147,842	$5,504,158
Natural Gas - Pipeline – 2.9%
Cheniere Energy, Inc.	43,021	$6,768,924
Targa Resources Corp.	89,524	6,633,729
		$13,402,653
Network & Telecom – 0.3%
Fortinet, Inc. (a)	3,843	$228,428
Motorola Solutions, Inc.	4,385	1,152,422
		$1,380,850
Oil Services – 1.1%
NOV, Inc.	243,341	$5,324,301
Other Banks & Diversified Financials – 4.8%
East West Bancorp, Inc.	84,552	$6,443,708
SLM Corp.	373,909	5,376,811
Synchrony Financial	22,150	790,976
Triton International Ltd. of Bermuda	32,954	2,271,849
Umpqua Holdings Corp.	107,719	1,902,318
Zions Bancorp NA	111,930	5,665,897
		$22,451,559
Pharmaceuticals – 1.0%
Organon & Co.	187,487	$4,591,557
Pollution Control – 0.7%
Republic Services, Inc.	24,440	$3,151,049
Real Estate – 7.1%
Apple Hospitality, Inc., REIT	68,138	$1,124,958
EPR Properties, REIT	11,155	455,570
Extra Space Storage, Inc., REIT	2,919	480,613
Host Hotels & Resorts, Inc., REIT	166,106	2,790,581
Life Storage, Inc., REIT	49,000	5,905,480
National Retail Properties, Inc., REIT	111,017	5,031,290
National Storage Affiliates Trust, REIT	61,120	2,585,376
Phillips Edison & Co., REIT	81,383	2,774,347
Simon Property Group, Inc., REIT	61,326	7,487,291
Spirit Realty Capital, Inc., REIT	16,120	663,822
VICI Properties, Inc., REIT	113,924	3,819,872
		$33,119,200
Restaurants – 1.2%
Texas Roadhouse, Inc.	55,472	$5,632,627
Specialty Chemicals – 3.6%
Chemours Co.	182,031	$6,221,820
Corteva, Inc.	72,092	4,490,611
Univar Solutions, Inc. (a)	174,294	6,056,716
		$16,769,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.1%
AutoZone, Inc. (a)	2,058	$5,117,299
Builders FirstSource, Inc. (a)	107,627	9,124,617
Etsy, Inc. (a)	6,767	821,581
Lululemon Athletica, Inc. (a)	8,415	2,601,918
O'Reilly Automotive, Inc. (a)	2,847	2,363,295
Ulta Beauty, Inc. (a)	7,266	3,769,601
		$23,798,311
Telecommunications - Wireless – 0.5%
SBA Communications Corp., REIT	9,469	$2,455,785
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	247,944	$981,858
Trucking – 0.4%
Saia, Inc. (a)	7,458	$2,020,148
Utilities - Electric Power – 2.9%
Constellation Energy	17,103	$1,280,844
DTE Energy Co.	5,990	657,163
PG&E Corp. (a)	411,283	6,424,240
Vistra Corp.	243,370	5,351,706
		$13,713,953
Total Common Stocks		$462,729,082
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.55% (v)	3,428,702	$3,428,702

Other Assets, Less Liabilities – 0.1%		499,429
Net Assets – 100.0%		$466,657,213
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,428,702 and $462,729,082, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$462,729,082	$—	$—	$462,729,082
Mutual Funds	3,428,702	—	—	3,428,702
Total	$466,157,784	$—	$—	$466,157,784
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,037,629	$92,171,554	$93,779,895	$(536)	$(50)	$3,428,702
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$83,046	$—